WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

CORPORATE BONDS & NOTES - 32.6%
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	220,000	$165,208	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	580,000	426,214	(a)

Total Diversified Telecommunication Services				591,422

Media - 0.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,130,000	869,564	(a)
DISH DBS Corp., Senior Notes	5.125%	6/1/29	420,000	211,577
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	240,000	197,011	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	30,000	23,142	(a)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	190,000	193,860
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	550,000	508,247	(a)

Total Media				2,003,401

Wireless Telecommunication Services - 0.8%
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,210,000	1,146,718	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	320,000	231,685	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	250,000	301,445
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.250%	1/31/31	470,000	389,615	(a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,610,000	1,360,482	(a)

Total Wireless Telecommunication Services				3,429,945

TOTAL COMMUNICATION SERVICES				6,024,768

CONSUMER DISCRETIONARY - 4.8%
Automobiles - 0.7%
Ford Motor Co., Senior Notes	6.100%	8/19/32	1,790,000	1,733,390
Ford Motor Credit Co. LLC, Senior Notes	4.271%	1/9/27	920,000	859,663
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	167,186

Total Automobiles				2,760,239

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	1

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Broadline Retail - 1.1%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	4,500,000	$3,988,961	(b)
Prosus NV, Senior Notes	4.027%	8/3/50	1,290,000	829,087	(a)

Total Broadline Retail				4,818,048

Diversified Consumer Services - 0.1%
Wesleyan University, Senior Notes	4.781%	7/1/2116	390,000	321,676

Hotels, Restaurants & Leisure - 2.9%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	280,000	256,684	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	280,000	246,307	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	2,030,000	2,149,941	(a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	130,000	122,364
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	440,000	411,660
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	2,670,000	2,541,105	(a)
Sands China Ltd., Senior Notes	5.625%	8/8/25	2,580,000	2,545,511
Sands China Ltd., Senior Notes	2.800%	3/8/27	960,000	847,750
Sands China Ltd., Senior Notes	3.350%	3/8/29	630,000	542,743
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	670,000	623,139	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	840,000	819,756	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	1,320,000	1,243,900	(a)

Total Hotels, Restaurants & Leisure				12,350,860

TOTAL CONSUMER DISCRETIONARY				20,250,823

ENERGY - 11.5%
Oil, Gas & Consumable Fuels - 11.5%
Apache Corp., Senior Notes	7.750%	12/15/29	190,000	196,371
Apache Corp., Senior Notes	6.000%	1/15/37	410,000	387,348
Apache Corp., Senior Notes	5.250%	2/1/42	1,210,000	1,018,179
Apache Corp., Senior Notes	7.375%	8/15/47	100,000	97,468
Apache Corp., Senior Notes	5.350%	7/1/49	940,000	779,975
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	780,000	743,832	(a)

See Notes to Schedule of Investments.

2	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Oil, Gas & Consumable Fuels - (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	580,000	$582,188	(a)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	430,000	358,206
Continental Resources Inc., Senior Notes	4.900%	6/1/44	240,000	190,422
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	660,000	680,733	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	620,000	661,469	(a)
Devon Energy Corp., Senior Notes	7.875%	9/30/31	220,000	249,527
Devon Energy Corp., Senior Notes	7.950%	4/15/32	340,000	391,304
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,090,000	2,013,328
Ecopetrol SA, Senior Notes	8.875%	1/13/33	10,000	10,266
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	3,450,000	2,747,063	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	2,870,000	2,617,651	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	4,570,000	4,025,261	(c)(d)
Energy Transfer LP, Senior Notes	6.850%	2/15/40	400,000	403,991
EQT Corp., Senior Notes	7.000%	2/1/30	200,000	210,652
Kinder Morgan Energy Partners LP, Senior Notes	6.950%	1/15/38	70,000	76,339
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	2,270,000	2,382,751
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	980,000	988,879
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	180,000	136,944
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	4,260,000	4,518,582

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	3

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,050,000	$832,382
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,450,000	3,370,824
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	604,000	446,498
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	150,000	149,205
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	1,490,000	1,326,840
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	1,300,000	823,273
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.110%)	9.431%	8/31/23	800,000	727,222	(c)(d)
Plains All American Pipeline LP/ PAA Finance Corp., Senior Notes	6.700%	5/15/36	560,000	558,859
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,180,000	1,068,962	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,600,986
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	730,000	694,693
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	2,130,000	1,861,639
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	720,000	617,925
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	890,000	763,945
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,090,000	5,171,354
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,090,000	1,289,134
YPF SA, Senior Notes	8.500%	7/28/25	610,000	573,431	(a)

TOTAL ENERGY				48,345,901

See Notes to Schedule of Investments.

4	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 7.0%
Banks - 4.6%
BAC Capital Trust XIV, Ltd. GTD (3 mo. USD LIBOR + 0.400%)	5.952%	8/16/23	610,000		$488,642	(c)(d)

Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	1,630,000		1,501,257	(a)(c)(d)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	2,400,000		2,241,120	(c)(d)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,780,000		1,778,576	(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.000% to 8/16/28 then USD 5 year ICE Swap Rate + 3.980%)	7.000%	8/16/28	200,000		188,800	(a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	200,000		210,615	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	4,970,000		4,829,673	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	880,000		864,600	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (7.500% to 6/23/26 then GBP 5 year Swap Rate + 4.812%)	7.500%	6/23/26	1,680,000	GBP	2,070,768	(a)(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	3,250,000		3,271,076	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 3/30/25 then USD 5 year ICE Swap Rate + 4.368%)	6.375%	3/30/25	860,000		831,447	(c)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	5

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Banks - (continued)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000	$195,457	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	210,000	202,855	(a)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	210,000	216,258	(d)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	497,000	487,060	(c)(d)

Total Banks				19,378,204

Capital Markets - 0.6%
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	4,080,000	244,800	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	200,000	12,000	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	300,000	18,000	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes	—	7/17/23	570,000	34,200	*(a)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 12/11/23 then USD 5 year ICE Swap Rate + 4.598%)	7.500%	12/11/23	1,310,000	78,600	*(a)(c)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	4,150,000	249,000	*(a)(c)(d)(e)
Goldman Sachs Capital II, Ltd. GTD (3 mo. USD LIBOR + 0.768%)	6.264%	8/31/23	109,000	89,925	(c)(d)
UBS Group AG, Senior Notes	4.875%	5/15/45	530,000	477,506

See Notes to Schedule of Investments.

6	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Capital Markets - (continued)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	630,000	$570,227	(a)(d)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	470,000	571,975	(a)(d)

Total Capital Markets				2,346,233

Financial Services - 0.7%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	170,000	139,554
ILFC E-Capital Trust I, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	7.064%	12/21/65	740,000	520,881	(a)(d)
Toll Road Investors Partnership II LP	0.000%	2/15/24	520,000	501,130	(a)
Toll Road Investors Partnership II LP	0.000%	2/15/38	200,000	73,478	(a)
Vanguard Group Inc.	3.050%	8/22/50	2,610,000	1,614,837

Total Financial Services				2,849,880

Insurance - 1.1%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	4,950,000	4,635,774	(a)(g)

TOTAL FINANCIALS				29,210,091

HEALTH CARE - 4.7%
Health Care Providers & Services - 0.5%
Dignity Health, Secured Notes	5.267%	11/1/64	760,000	700,823
HCA Inc., Senior Notes	7.500%	11/15/95	1,250,000	1,382,654

Total Health Care Providers & Services				2,083,477

Pharmaceuticals - 4.2%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	6,030,000	2,800,768	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	1,140,000	538,920	(a)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	7

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Pharmaceuticals - (continued)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	5,490,000	$2,453,465	(a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	4,146,000	3,765,807
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	2,600,000	2,616,138
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	844,000	764,331
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	6,917,000	4,540,957

Total Pharmaceuticals				17,480,386

TOTAL HEALTH CARE				19,563,863

INDUSTRIALS - 1.8%
Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	50,000	43,431	(a)

Commercial Services & Supplies - 0.1%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	490,000	328,308

Ground Transportation - 0.3%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	1,510,000	1,493,994

Passenger Airlines - 1.2%
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	50,000	47,243	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	544,000	544,459	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	3,420,000	3,241,673	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,220,000	1,105,028	(a)

Total Passenger Airlines				4,938,403

See Notes to Schedule of Investments.

8	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - 0.2%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	110,000	$96,783	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	320,000	305,137
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	310,000	267,500

Total Trading Companies & Distributors				669,420

TOTAL INDUSTRIALS				7,473,556

MATERIALS - 0.9%
Containers & Packaging - 0.2%
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	890,000	765,018	(a)

Metals & Mining - 0.7%
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,120,000	2,173,000	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	780,000	735,251

Total Metals & Mining				2,908,251

TOTAL MATERIALS				3,673,269

REAL ESTATE - 0.1%
Health Care REITs - 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	240,000	213,570	(a)

UTILITIES - 0.4%
Electric Utilities - 0.4%
Enel Finance International NV, Senior Notes	6.000%	10/7/39	1,680,000	1,660,316	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	200,000	137,746

TOTAL UTILITIES				1,798,062

TOTAL CORPORATE BONDS & NOTES (Cost - $162,266,675)				136,553,903

SOVEREIGN BONDS - 32.6%
Angola - 0.2%
Angolan Government International Bond, Senior Notes	8.250%	5/9/28	700,000	646,538	(h)
Angolan Government International Bond, Senior Notes	8.750%	4/14/32	400,000	352,232	(a)

Total Angola				998,770

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	9

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Argentina - 1.8%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,797,393		$1,318,929
Argentine Republic Government International Bond, Senior Notes, Step Bond (4.250% to 7/9/24 then 5.000%)	4.250%	1/9/38	2,874,178		1,039,807
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	5,272,122		2,062,718	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	560,000		219,100	(h)
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	2,600,000		2,028,000	(a)
Provincia de Cordoba, Senior Notes (6.875% PIK)	6.875%	2/1/29	1,034,131		785,939	(a)(g)

Total Argentina					7,454,493

Australia - 0.6%
Australia Government Bond, Senior Notes	3.000%	3/21/47	4,800,000	AUD	2,566,037	(h)

Brazil - 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,552,000	BRL	2,846,336
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	8,024,000	BRL	1,639,498

Total Brazil					4,485,834

Dominican Republic - 0.2%
Dominican Republic International Bond, Senior Notes	5.875%	1/30/60	1,270,000		1,009,648	(a)

Egypt - 0.2%
Egypt Government Bond	18.400%	5/30/24	3,500,000	EGP	108,698
Egypt Government International Bond, Senior Notes	5.250%	10/6/25	960,000		804,173	(h)

Total Egypt					912,871

Gabon - 0.5%
Gabon Government International Bond, Senior Notes	7.000%	11/24/31	2,190,000		1,861,369	(a)

See Notes to Schedule of Investments.

10	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Hungary - 1.1%
Hungary Government Bond	1.000%	11/26/25	484,760,000	HUF	$1,154,326
Hungary Government Bond	1.500%	4/22/26	1,400,090,000	HUF	3,291,979

Total Hungary					4,446,305

Indonesia - 7.2%
Indonesia Treasury Bond	8.375%	9/15/26	3,507,000,000	IDR	248,490
Indonesia Treasury Bond	8.250%	5/15/29	124,441,000,000	IDR	9,085,596
Indonesia Treasury Bond	6.500%	2/15/31	143,819,000,000	IDR	9,606,785
Indonesia Treasury Bond	7.000%	2/15/33	86,483,000,000	IDR	6,040,849
Indonesia Treasury Bond	8.375%	3/15/34	14,191,000,000	IDR	1,085,169
Indonesia Treasury Bond	8.250%	5/15/36	45,190,000,000	IDR	3,453,499
Indonesia Treasury Bond	8.375%	4/15/39	6,456,000,000	IDR	503,272
Indonesia Treasury Bond	7.375%	5/15/48	576,000,000	IDR	40,794

Total Indonesia					30,064,454

Ivory Coast - 1.0%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	2,150,000	EUR	1,924,046	(a)
Ivory Coast Government International Bond, Senior Notes	5.750%	12/31/32	345,837		326,670	(h)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	1,420,000		1,280,645	(h)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	650,000		586,211	(a)

Total Ivory Coast					4,117,572

Kenya - 0.3%
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	1,600,000		1,409,048	(h)

Mexico - 5.7%
Mexican Bonos, Bonds	8.000%	11/7/47	163,030,000	MXN	8,874,596
Mexican Bonos, Senior Notes	7.750%	11/13/42	281,185,400	MXN	14,998,625

Total Mexico					23,873,221

Nigeria - 0.2%
Nigeria Government International Bond, Senior Notes	6.125%	9/28/28	1,080,000		936,441	(h)

Poland - 3.3%
Republic of Poland Government Bond	1.750%	4/25/32	74,310,000	PLN	13,950,575

Russia - 2.2%
Russian Federal Bond - OFZ	8.150%	2/3/27	548,657,000	RUB	2,980,987	*(e)
Russian Federal Bond - OFZ	7.650%	4/10/30	321,260,000	RUB	1,172,993	*(e)
Russian Federal Bond - OFZ	7.700%	3/23/33	437,180,000	RUB	1,596,243	*(e)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	11

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

Russia - (continued)
Russian Federal Bond - OFZ	7.250%	5/10/34	935,800,000	RUB	$3,416,817	*(e)
Russian Federal Bond - OFZ	7.700%	3/16/39	6,482,000	RUB	23,667	*(e)

Total Russia					9,190,707

South Africa - 2.9%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	277,150,000	ZAR	10,083,324
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	59,640,000	ZAR	2,013,428

Total South Africa					12,096,752

Supranational - 4.0%
European Bank for Reconstruction & Development, Senior Notes	5.000%	10/6/26	38,012,000,000	IDR	2,438,767
Inter-American Development Bank, Senior Notes	7.000%	4/17/33	1,163,000,000	INR	14,277,510

Total Supranational					16,716,277

Zambia - 0.1%
Zambia Government International Bond, Senior Notes	8.500%	4/14/24	550,000		320,884	*(a)(e)

TOTAL SOVEREIGN BONDS (Cost - $158,399,964)					136,411,258

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 16.0%
U.S. Government Obligations - 16.0%
U.S. Treasury Bonds	1.125%	8/15/40	60,000		37,758
U.S. Treasury Bonds	3.875%	5/15/43	1,540,000		1,472,384
U.S. Treasury Bonds	3.000%	5/15/45	972,000		802,223
U.S. Treasury Bonds	2.875%	8/15/45	10,000		8,062
U.S. Treasury Bonds	4.000%	11/15/52	58,000		57,964
U.S. Treasury Bonds	3.625%	2/15/53	2,590,000		2,416,389
U.S. Treasury Bonds	3.625%	5/15/53	14,260,000		13,324,187	(b)
U.S. Treasury Notes	4.000%	2/29/28	22,520,000		22,321,191	(i)
U.S. Treasury Notes	3.625%	3/31/28	17,850,000		17,411,768	(b)
U.S. Treasury Notes	4.000%	7/31/30	4,140,000		4,124,152
U.S. Treasury Notes	3.375%	5/15/33	5,220,000		4,979,798

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $68,039,527)					66,955,876

See Notes to Schedule of Investments.

12	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

MORTGAGE-BACKED SECURITIES - 7.1%
FNMA - 3.2%
Federal National Mortgage Association (FNMA)	5.500%	8/1/51	4,100,000	$4,071,813	(j)
Federal National Mortgage Association (FNMA)	6.000%	8/1/51	9,300,000	9,355,945	(j)

Total FNMA				13,427,758

GNMA - 3.9%
Government National Mortgage Association (GNMA) II	5.500%	8/1/51	10,800,000	10,733,344	(j)
Government National Mortgage Association (GNMA) II	6.000%	8/1/51	5,600,000	5,626,906	(j)

Total GNMA				16,360,250

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $29,645,828)				29,788,008

COLLATERALIZED MORTGAGE OBLIGATIONS (k) - 6.3%
AREIT Trust, 2021-CRE5 B (1 mo. Term SOFR + 1.934%)	7.156%	11/17/38	807,000	769,634	(a)(d)
Benchmark Mortgage Trust, 2020- IG3 C	3.290%	9/15/48	1,190,000	558,614	(a)(d)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.007%	5/15/37	1,390,000	1,367,440	(a)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.479%	10/15/36	2,570,000	2,388,414	(a)(d)
CSMC Trust, 2015-2R 7A2	4.398%	8/27/36	6,387,262	5,002,035	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 B1 (30 Day Average SOFR + 5.650%)	10.719%	4/25/42	780,000	820,507	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ2 B (30 Day Average SOFR + 8.064%)	13.133%	5/25/25	1,529,009	1,566,136	(d)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (30 Day Average SOFR + 3.664%)	8.733%	7/25/30	5,280,000	5,563,253	(a)(d)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.497%)	9.719%	11/15/32	1,032,000	989,493	(a)(d)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	13

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS (k) - (continued)
GS Mortgage Securities Corp. Trust, 2018-SRP5 C (1 mo. Term SOFR + 4.364%)	9.586%	9/15/31	7,489,843	$2,879,487	(a)(d)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.952%	11/25/36	1,441,848	1,114,563	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018- PHMZ M (1 mo. Term SOFR + 8.622%)	13.844%	6/15/35	10,570,000	106	(a)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021- NYAH F (1 mo. Term SOFR + 2.304%)	7.526%	6/15/38	344,000	298,190	(a)(d)
MHC Trust, 2021-MHC2 E (1 mo. Term SOFR + 2.064%)	7.286%	5/15/38	850,000	827,101	(a)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	96,034	24,523	(d)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	2,886	2,788	(d)
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.097%	10/15/54	7,236,033	404,500	(d)
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	64,727	59,771
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. Term SOFR + 5.436%)	0.138%	2/25/36	1,665,618	161,507	(d)
Sequoia Mortgage Trust, 2004-3 M1 (1 mo. Term SOFR + 0.864%)	6.119%	5/20/34	185,424	181,588	(d)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.736%	5/15/38	1,000,000	771,558	(a)(d)
Starwood Retail Property Trust, 2014-STAR E	8.250%	11/15/27	5,070,000	10,165	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR17 A1C3 (1 mo. Term SOFR + 1.074%)	6.372%	12/25/45	1,235,403	811,429	(d)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $48,745,755)				26,572,802

See Notes to Schedule of Investments.

14	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

ASSET-BACKED SECURITIES - 5.3%
Aegis Asset Backed Securities Trust, 2003-3 M2 (1 mo. Term SOFR + 2.589%)	7.887%	1/25/34	157,931	$142,657	(d)
Bayview Financial Mortgage Pass-Through Trust, 2006-C 2A3 (1 mo. Term SOFR + 0.549%)	5.867%	11/28/36	1,535,823	1,316,089	(d)
BlueMountain CLO Ltd., 2020-29A ER (3 mo. Term SOFR + 7.122%)	12.473%	7/25/34	4,390,000	4,099,730	(a)(d)
Conseco Finance Corp., 1996-4 M1	7.750%	6/15/27	883,285	881,953	(d)
Dryden CLO Ltd., 2021-95A SUB	0.000%	8/20/34	3,900,000	2,530,814	(a)(d)
Elmwood CLO Ltd., 2019-2A SUB	0.000%	4/20/34	6,600,000	4,917,243	(a)(d)
KeyCorp Student Loan Trust, 2005-A 2C (3 mo. USD LIBOR + 1.300%)	6.844%	12/27/38	2,789,308	2,651,756	(d)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2	6.217%	4/25/35	4,291,341	3,156,281
SMB Private Education Loan Trust, 2021-A D2	3.860%	1/15/53	2,911,680	2,649,207	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $25,730,016)				22,345,730

SENIOR LOANS - 1.4%
COMMUNICATION SERVICES - 0.4%
Media - 0.4%
Charter Communications Operating LLC, Term Loan B1	7.067-7.116%	4/30/25	1,342,891	1,343,032	(d)(l)(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.836%	1/31/28	360,000	351,159	(d)(l)(m)

TOTAL COMMUNICATION SERVICES				1,694,191

CONSUMER DISCRETIONARY - 0.5%
Diversified Consumer Services - 0.2%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.864%)	7.977%	9/23/26	838,889	838,977	(d)(l)(m)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	15

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

Hotels, Restaurants & Leisure - 0.3%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	7.183%	11/19/26	739,793	$736,386	(d)(l)(m)
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.933%	8/17/28	278,433	278,781	(d)(l)(m)

Total Hotels, Restaurants & Leisure				1,015,167

TOTAL CONSUMER DISCRETIONARY				1,854,144

FINANCIALS - 0.2%
Financial Services - 0.1%
Jane Street Group LLC, Dollar Term Loan (1 mo. Term SOFR + 2.864%)	8.183%	1/26/28	325,711	325,405	(d)(l)(m)

Insurance - 0.1%
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.669%	8/21/28	547,092	525,665	(d)(l)(m)

TOTAL FINANCIALS				851,070

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
LifePoint Health Inc., First Lien Term Loan B (3 mo. Term SOFR + 4.012%)	9.377%	11/16/25	671,578	663,811	(d)(l)(m)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.364%)	8.683%	3/5/26	268,849	267,315	(d)(l)(m)

TOTAL HEALTH CARE				931,126

INDUSTRIALS - 0.1%
Building Products - 0.1%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.666%	2/26/29	524,426	500,958	(d)(l)(m)

TOTAL SENIOR LOANS (Cost - $5,870,955)				5,831,489

CONVERTIBLE BONDS & NOTES - 0.8%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes (Cost - $3,479,409)	2.375%	3/15/24	3,650,000	3,362,562

See Notes to Schedule of Investments.

16	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

PURCHASED OPTIONS - 0.7%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.7%
3-Month SOFR Futures, Call @ $97.375	12/15/23	4,430	11,075,000	$166,125
Australian Dollar Futures, Call @ $67.000	8/4/23	45	45,000	24,300
Australian Dollar Futures, Call @ $68.000	8/4/23	367	367,000	47,710
Australian Dollar Futures, Call @ $68.000	9/8/23	52	52,000	30,160
Canadian Dollar Futures, Call @ $76.500	8/4/23	53	53,000	2,650
Euro Futures, Call @ $1.125	8/4/23	53	6,625,000	662
Euro Futures, Put @ $1.105	9/8/23	26	3,250,000	34,775
Japanese Yen Futures, Call @ $71.000	8/4/23	52	65,000	18,850
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	328	820,000	953,250
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	166	415,000	168,075
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	380	950,000	448,875
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	8/25/23	548	548,000	269,719
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	8/25/23	234	234,000	53,016
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.500	8/4/23	104	104,000	35,750
U.S. Treasury 10-Year Notes Futures, Call @ $111.500	8/25/23	106	106,000	79,500
U.S. Treasury 10-Year Notes Futures, Call @ $112.500	8/25/23	490	490,000	176,094
U.S. Treasury 10-Year Notes Futures, Put @ $111.250	8/25/23	210	210,000	150,938
U.S. Treasury Long-Term Bonds Futures, Call @ $124.500	8/25/23	104	104,000	147,875
U.S. Treasury Long-Term Bonds Futures, Call @ $126.000	8/25/23	78	78,000	60,937

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	17

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $126.500		8/25/23	78	78,000	$48,750
U.S. Treasury Long-Term Bonds Futures, Call @ $127.000		8/25/23	130	130,000	62,969

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $4,330,672)					2,980,980

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Indian Rupee, Put @ 82.000INR	JPMorgan Chase & Co.	9/15/23	4,190,000	4,190,000	13,470
U.S. Dollar/Indian Rupee, Put @ 82.000INR	JPMorgan Chase & Co.	12/18/23	4,190,000	4,190,000	28,404

TOTAL OTC PURCHASED OPTIONS (Cost - $72,289)					41,874

TOTAL PURCHASED OPTIONS (Cost - $4,402,961)					3,022,854

		RATE	MATURITY DATE	FACE AMOUNT†
MUNICIPAL BONDS - 0.6%
California - 0.1%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A		7.000%	10/1/39	360,000	377,798	(a)
Regents of the University of California, CA, Medical Center Pooled Revenue, Taxable Bonds, Series N		3.706%	5/15/2120	205,000	135,366

Total California					513,164

Illinois - 0.3%
State of Illinois, GO, Taxable, Pension Funding Series 2003		5.100%	6/1/33	1,425,000	1,395,425

Michigan - 0.2%
Detroit, MI, GO, Financial Recovery, Series B-1, Step bond (4.000% to 4/1/34 then 6.000%)		4.000%	4/1/44	820,000	611,055	(d)

TOTAL MUNICIPAL BONDS (Cost - $2,645,813)					2,519,644

See Notes to Schedule of Investments.

18	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
COMMON STOCKS - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Berry Corp.		40,182	$313,420

FINANCIALS - 0.1%
Capital Markets - 0.1%
EG Acquisition Corp., Class A Shares		55,833	578,709	*

TOTAL COMMON STOCKS (Cost - $972,723)			892,129

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $67,285)	5/28/28	70,273	21,012	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $510,266,911)			434,277,267

	RATE	SHARES
SHORT-TERM INVESTMENTS - 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $11,719,612)	5.269%	11,719,612	11,719,612	(n)(o)

TOTAL INVESTMENTS - 106.4% (Cost - $521,986,523)			445,996,879
Liabilities in Excess of Other Assets - (6.4)%			(26,872,286)

TOTAL NET ASSETS - 100.0%			$419,124,593

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	19

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	The coupon payment on this security is currently in default as of July 31, 2023.

(f)	The maturity principal is currently in default as of July 31, 2023.

(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At July 31, 2023, the Fund held TBA securities with a total cost of $29,645,828.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $11,719,612 and the cost was $11,719,612 (Note 2).

See Notes to Schedule of Investments.

20	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Abbreviation(s) used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
GO	— General Obligation
GTD	— Guaranteed
HUF	— Hungarian Forint
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PLN	— Polish Zloty
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
3-Month SOFR Futures, Call	12/15/23	$94.750		418	1,045,000		$(130,625)
3-Month SOFR Futures, Call	12/15/23	95.000		305	762,500		(70,531)
3-Month SOFR Futures, Call	12/15/23	95.500		824	2,060,000		(113,300)
3-Month SOFR Futures, Call	12/15/23	95.750		25	62,500		(2,813)
3-Month SOFR Futures, Call	12/15/23	97.250		1,301	3,252,500		(48,788)
3-Month SOFR Futures, Call	12/15/23	98.125		2,195	5,487,500		(41,156)
3-Month SOFR Futures, Call	12/15/23	98.250		6,665	16,662,500		(124,969)
3-Month SOFR Futures, Put	12/15/23	94.500		208	520,000		(50,700)
3-Month SOFR Futures, Put	12/15/23	95.500		2,083	5,207,500		(4,790,900)
3-Month SOFR Futures, Put	3/15/24	95.000		208	520,000		(227,500)
Euro-Bund Futures, Call	8/25/23	134.500	EUR	106	10,600,000	EUR	(68,763)
Euro-Bund Futures, Call	8/25/23	136.000	EUR	79	7,900,000	EUR	(23,452)

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	21

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS - (continued)

SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†		VALUE
Euro-Bund Futures, Put	8/25/23	132.000	EUR	106	10,600,000	EUR	$(85,079)
Euro-Bund Futures, Put	8/25/23	133.000	EUR	79	7,900,000	EUR	(100,758)
Japanese Yen Futures, Call	8/4/23	$71.500		26	32,500		(4,550)
Japanese Yen Futures, Call	8/4/23	72.000		52	65,000		(3,900)
SOFR 1-Year Mid-Curve Futures, Call	12/15/23	96.750		50	125,000		(16,250)
SOFR 1-Year Mid-Curve Futures, Call	12/15/23	97.000		1,432	3,580,000		(331,150)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.250		328	820,000		(442,800)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500		328	820,000		(598,600)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250		332	830,000		(130,725)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375		760	1,900,000		(365,750)
U.S. Treasury 2-Year Notes Futures, Call	8/25/23	101.750		418	836,000		(124,094)
U.S. Treasury 2-Year Notes Futures, Call	8/25/23	102.000		678	1,356,000		(105,937)
U.S. Treasury 5-Year Notes Futures, Call	8/4/23	107.250		105	105,000		(13,945)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	107.250		574	574,000		(224,219)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	107.500		52	52,000		(15,438)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	108.000		86	86,000		(14,781)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	108.750		104	104,000		(7,313)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	109.000		1,199	1,199,000		(65,571)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	109.500		361	361,000		(11,281)
U.S. Treasury 5-Year Notes Futures, Call	9/22/23	108.000		395	395,000		(234,531)
U.S. Treasury 5-Year Notes Futures, Call	9/22/23	109.000		617	617,000		(183,172)
U.S. Treasury 5-Year Notes Futures, Put	8/25/23	107.000		208	208,000		(139,750)
U.S. Treasury 5-Year Notes Futures, Put	8/25/23	107.500		365	365,000		(356,445)
U.S. Treasury 6 to 7-Year Notes Futures, Call	8/4/23	112.250		105	105,000		(11,484)
U.S. Treasury 10-Year Notes Futures, Call	8/25/23	112.000		54	54,000		(28,688)
U.S. Treasury 10-Year Notes Futures, Call	8/25/23	112.250		235	235,000		(102,812)
U.S. Treasury 10-Year Notes Futures, Call	8/25/23	113.000		1,123	1,123,000		(263,203)
U.S. Treasury 10-Year Notes Futures, Call	8/25/23	113.500		416	416,000		(65,000)
U.S. Treasury 10-Year Notes Futures, Call	8/25/23	114.000		390	390,000		(36,563)
U.S. Treasury 10-Year Notes Futures, Call	9/22/23	113.000		210	210,000		(154,219)
U.S. Treasury 10-Year Notes Futures, Put	8/25/23	112.000		11	11,000		(12,375)
U.S. Treasury 10-Year Notes Futures, Put	8/25/23	112.500		131	131,000		(190,359)

See Notes to Schedule of Investments.

22	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS - (continued)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		8/4/23	$126.500		52	52,000	$(4,875)
U.S. Treasury Long-Term Bonds Futures, Call		8/25/23	128.000		99	99,000	(30,938)
U.S. Treasury Long-Term Bonds Futures, Call		8/25/23	129.000		313	313,000	(58,687)
U.S. Treasury Long-Term Bonds Futures, Call		8/25/23	130.000		131	131,000	(14,328)
U.S. Treasury Long-Term Bonds Futures, Put		8/25/23	123.000		78	78,000	(70,688)
U.S. Treasury Long-Term Bonds Futures, Put		8/25/23	124.000		78	78,000	(98,719)
U.S. Treasury Long-Term Bonds Futures, Put		8/25/23	126.000		208	208,000	(487,500)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $12,538,440)							(10,899,974)

OTC Written Options

	COUNTERPARTY
U.S. Dollar/Brazilian Real, Put	Goldman Sachs Group Inc.	8/17/23	4.798	BRL	4,200,000	4,200,000	(74,870)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	8/23/23	17.930	MXN	4,180,000	4,180,000	(284,656)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	8/24/23	17.760	MXN	4,180,000	4,180,000	(241,724)
U.S. Dollar/South African Rand, Put	Goldman Sachs Group Inc.	8/9/23	18.210	ZAR	5,130,000	5,130,000	(119,382)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $229,845)							(720,632)

TOTAL WRITTEN OPTIONS (Premiums received - $12,768,285)							$(11,620,606)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
ZAR	— South African Rand

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	23

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

At July 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month EURIBOR	469	12/23	$124,007,754	$123,907,974	$(99,780)
3-Month SOFR	417	6/24	99,040,926	98,870,700	(170,226)
3-Month SOFR	1,015	3/25	244,268,226	243,270,125	(998,101)
3-Month SONIA	690	3/24	209,474,550	208,504,752	(969,798)
Australian Dollar	141	9/23	9,493,773	9,487,890	(5,883)
British Pound	138	9/23	10,834,266	11,075,362	241,096
Japanese Yen	688	9/23	62,197,395	60,905,200	(1,292,195)
Mexican Peso	372	9/23	10,673,360	11,022,360	349,000
U.S. Treasury 2-Year Notes	3,667	9/23	747,705,008	744,515,594	(3,189,414)
U.S. Treasury 5-Year Notes	4,381	9/23	469,102,964	467,979,778	(1,123,186)
U.S. Treasury Long-Term Bonds	3,603	9/23	456,422,689	448,348,313	(8,074,376)
U.S. Treasury Ultra Long- Term Bonds	408	9/23	55,041,439	53,945,250	(1,096,189)
United Kingdom Long Gilt Bonds	110	9/23	13,480,157	13,570,528	90,371

					(16,338,681)

Contracts to Sell:
30-Day Federal Funds	1,373	8/23	541,685,743	541,648,922	36,821
3-Month SOFR	930	12/23	220,997,897	219,921,750	1,076,147
3-Month SOFR	1,772	3/24	422,234,979	419,188,750	3,046,229
Canadian Dollar	254	9/23	19,110,588	19,290,030	(179,442)
Euro	230	9/23	31,655,269	31,695,438	(40,169)
Euro-Bund	53	9/23	7,730,493	7,750,376	(19,883)
Japanese 10-Year Bonds	170	9/23	176,746,874	175,419,112	1,327,762
U.S. Treasury 10-Year Notes	5,589	9/23	629,889,163	622,649,531	7,239,632
U.S. Treasury Ultra 10-Year Notes	2,485	9/23	296,813,882	290,706,184	6,107,698

					18,594,795

Net unrealized appreciation on open futures contracts					$2,256,114

Abbreviation(s) used in this table:

EURIBOR	— Euro Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average

See Notes to Schedule of Investments.

24	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

At July 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,379,035	RUB	99,980,000	Goldman Sachs Group Inc.	9/20/23	$308,622
USD	1,925,025	INR	158,294,843	JPMorgan Chase & Co.	9/20/23	3,632
USD	808,503	PLN	3,290,906	Bank of America N.A.	10/20/23	(9,880)
USD	12,397,845	PLN	51,080,360	Bank of America N.A.	10/20/23	(304,825)
USD	9,455,640	TWD	293,266,675	Bank of America N.A.	10/20/23	33,012
AUD	28,147,900	USD	18,784,383	BNP Paribas SA	10/20/23	174,354
CAD	28,209,412	USD	21,285,308	BNP Paribas SA	10/20/23	130,418
KRW	11,152,452,000	USD	8,610,004	BNP Paribas SA	10/20/23	180,218
NOK	92,743,746	USD	8,727,591	BNP Paribas SA	10/20/23	443,861
USD	10,842,591	MXN	188,435,566	Goldman Sachs Group Inc.	10/20/23	(243,461)
CNY	32,753,339	USD	4,579,606	JPMorgan Chase & Co.	10/20/23	43,576
USD	4,578,965	CNY	32,753,340	JPMorgan Chase & Co.	10/20/23	(44,217)
USD	4,257,354	HUF	1,531,923,787	JPMorgan Chase & Co.	10/20/23	(20,218)
USD	24,544,635	IDR	370,525,809,496	JPMorgan Chase & Co.	10/20/23	(13,880)
USD	4,407,406	ZAR	83,623,911	JPMorgan Chase & Co.	10/20/23	(234,340)
BRL	34,801,033	USD	7,032,216	Morgan Stanley & Co. Inc.	10/20/23	230,037
CNH	252	USD	35	Morgan Stanley & Co. Inc.	10/20/23	0 (a)
EUR	546,000	USD	606,583	Morgan Stanley & Co. Inc.	10/20/23	(3,879)
EUR	9,763,746	USD	10,780,542	Morgan Stanley & Co. Inc.	10/20/23	(2,792)
GBP	2,079,000	USD	2,687,149	Morgan Stanley & Co. Inc.	10/20/23	(18,483)
INR	16,662,835	USD	202,413	Morgan Stanley & Co. Inc.	10/20/23	(352)
INR	1,647,279,185	USD	19,933,194	Morgan Stanley & Co. Inc.	10/20/23	42,428
JPY	92,808,000	USD	669,981	Morgan Stanley & Co. Inc.	10/20/23	(9,303)
MYR	19,306,351	USD	4,182,938	Morgan Stanley & Co. Inc.	10/20/23	122,247
USD	35	CNH	252	Morgan Stanley & Co. Inc.	10/20/23	(1)
USD	1,242,274	GBP	973,000	Morgan Stanley & Co. Inc.	10/20/23	(6,698)
USD	24,767,506	GBP	19,281,947	Morgan Stanley & Co. Inc.	10/20/23	16,625
USD	14,126,764	INR	1,163,000,000	Morgan Stanley & Co. Inc.	10/20/23	23,722
USD	615,057	JPY	83,839,000	Morgan Stanley & Co. Inc.	10/20/23	18,227
USD	31,396,486	JPY	4,374,993,626	Morgan Stanley & Co. Inc.	10/20/23	251,946
USD	1,768,942	INR	145,990,809	JPMorgan Chase & Co.	12/20/23	2,597

Net unrealized appreciation on open forward foreign currency contracts						$1,113,193

(a)	Amount represents less than $1.

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	25

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
PLN	— Polish Zloty
RUB	— Russian Ruble
TWD	— Taiwan Dollar
USD	— United States Dollar
ZAR	— South African Rand

At July 31, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Bank of America N.A.	122,898,368	BRL	1/4/27	BRL-CDI**	11.993%**	$816,145	—	$816,145
BNP Paribas SA	142,015,300	BRL	1/2/29	BRL-CDI**	12.610%**	1,834,019	—	1,834,019
JPMorgan Chase & Co.	4,588,200	BRL	1/2/29	BRL-CDI**	12.893%**	67,153	—	67,153

Total						$2,717,317	—	$2,717,317

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
144,900,000	6/4/24	Daily SOFR Compound**	4.600%**	$(1,016,333)	$2,839	$(1,019,172)

See Notes to Schedule of Investments.

26	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
538,736,000		3/1/25	Daily SOFR Compound annually	3.550% annually	$(6,234,011)	$(24,191)	$(6,209,820)
141,542,000		6/15/25	4.230% annually	Daily SOFR Compound annually	1,426,448	33,070	1,393,378
200,460,000		6/21/25	Daily SOFR Compound annually	3.400% annually	(1,737,829)	(9,910)	(1,727,919)
170,428,000		10/13/25	Daily SOFR Compound**	1.396%**	(4,018,619)	—	(4,018,619)
23,033,000		11/30/27	Daily SOFR Compound annually	2.980% annually	(935,310)	4,252	(939,562)
115,446,000		11/30/27	Daily SOFR Compound annually	3.450% annually	(2,605,471)	(544,962)	(2,060,509)
9,466,000		4/30/29	3.270% annually	Daily SOFR Compound annually	307,289	227,948	79,341
28,259,000		6/30/29	3.850% annually	Daily SOFR Compound annually	61,250	(14,603)	75,853
54,546,000		5/15/32	3.220% annually	Daily SOFR Compound annually	2,042,669	1,327,229	715,440
228,101,667	MXN	10/25/32	28-Day MXN TIIE - Banxico every 28 days	9.260% every 28 days	848,715	—	848,715
165,225,000	MXN	3/1/33	28-Day MXN TIIE - Banxico every 28 days	8.450% every 28 days	105,925	—	105,925
86,740,000		2/15/48	2.600% annually	Daily SOFR Compound annually	12,458,455	5,816,195	6,642,260
6,113,000		2/15/48	3.050% annually	Daily SOFR Compound annually	432,277	111,622	320,655

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	27

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	9,268,000	5/15/48	3.150% annually	Daily SOFR Compound annually	$499,630	(2,767,325)	$3,266,955
	10,840,000	4/21/52	2.500% annually	Daily SOFR Compound annually	1,740,827	22,058	1,718,769

Total					$3,375,912	$4,184,222	$(808,310)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT JULY 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	$3,270,000	6/20/26	1.651%	1.000% quarterly	$(56,528)	$(186,196)	$129,668

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$109,056,000	6/20/28	1.000% quarterly	$1,754,113	$798,275	$955,838

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[5]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.40 Index	$29,551,600	6/20/28	5.000% quarterly	$(1,038,253)	$(152,642)	$(885,611)

See Notes to Schedule of Investments.

28	Western Asset Macro Opportunities Fund 2023 Quarterly Report

WESTERN ASSET MACRO OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Macro Opportunities Fund 2023 Quarterly Report	29

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Macro Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third

30

Notes to Schedule of Investments (unaudited) (cont’d)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

31

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$136,553,903	—	$136,553,903
Sovereign Bonds	—	136,411,258	—	136,411,258
U.S. Government & Agency Obligations	—	66,955,876	—	66,955,876
Mortgage-Backed Securities	—	29,788,008	—	29,788,008
Collateralized Mortgage Obligations	—	26,572,802	—	26,572,802
Asset-Backed Securities	—	22,345,730	—	22,345,730
Senior Loans	—	5,831,489	—	5,831,489
Convertible Bonds & Notes	—	3,362,562	—	3,362,562
Purchased Options:
Exchange-Traded Purchased Options	$2,980,980	—	—	2,980,980
OTC Purchased Options	—	41,874	—	41,874
Municipal Bonds	—	2,519,644	—	2,519,644
Common Stocks:
Energy	313,420	—	—	313,420
Financials	—	578,709	—	578,709
Warrants	—	21,012	—	21,012

Total Long-Term Investments	3,294,400	430,982,867	—	434,277,267

Short-Term Investments†	11,719,612	—	—	11,719,612

Total Investments	$15,014,012	$430,982,867	—	$445,996,879

32

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (CONT’D)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$19,514,756	—	—	$19,514,756
Forward Foreign Currency Contracts††	—	$2,025,522	—	2,025,522
OTC Interest Rate Swaps	—	2,717,317	—	2,717,317
Centrally Cleared Interest Rate Swaps††	—	15,167,291	—	15,167,291
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	129,668	—	129,668
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	955,838	—	955,838

Total Other Financial Instruments	$19,514,756	$20,995,636	—	$40,510,392

Total	$34,528,768	$451,978,503	—	$486,507,271

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$10,899,974	—	—	$10,899,974
OTC Written Options	—	$720,632	—	720,632
Futures Contracts††	17,258,642	—	—	17,258,642
Forward Foreign Currency Contracts††	—	912,329	—	912,329
Centrally Cleared Interest Rate Swaps††	—	15,975,601	—	15,975,601
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	885,611	—	885,611

Total	$28,158,616	$18,494,173	—	$46,652,789

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership

33

Notes to Schedule of Investments (unaudited) (cont’d)

or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$12,836,917	$421,192,843	421,192,843	$422,310,148	422,310,148

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$544,441	—	$11,719,612

34